Other Operating Income and Expenses_Details Of Other Operating Income And Expenses(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Revenue related to available-for-sale financial assets
Gain on redemption of available-for-sale financial assets	₩ 884,000,000		₩ 226,000,000	₩ 312,000,000
Gain on sale of available-for-sale financial assets	113,001,000,000		236,344,000,000	404,144,000,000
Reversal for impairment on available-for-sale financial assets	0		328,000,000	265,000,000
Sub-total	113,885,000,000		236,898,000,000	404,721,000,000
Revenue related to held-to-maturity financial assets
Gain on redemption of held-to-maturity financial assets	374,000,000		0	0
Sub-total	374,000,000		0	0
Gain on foreign exchange transactions	2,520,168,000,000		3,567,560,000,000	2,464,723,000,000
Dividend income	276,829,000,000		134,989,000,000	96,829,000,000
Others	325,745,000,000		278,827,000,000	258,888,000,000
Total other operating income	3,237,001,000,000		4,218,274,000,000	3,225,161,000,000
Expense related to available-for-sale financial assets
Loss on redemption of available-for-sale financial assets	1,403,000,000		0	114,000,000
Loss On Sale Of Available For Sale Financial Assets	174,543,000,000		44,360,000,000	10,108,000,000
Impairment on available-for-sale financial assets	47,917,000,000		35,216,000,000	227,588,000,000
Sub-total	223,863,000,000		79,576,000,000	237,810,000,000
Loss on foreign exchanges transactions	2,472,657,000,000		3,303,205,000,000	2,406,683,000,000
Others	1,442,371,000,000		1,251,401,000,000	1,191,014,000,000
Total other operating expenses	4,138,891,000,000		4,634,182,000,000	3,835,507,000,000
Net other operating income (expenses)	₩ (901,890,000,000)	$ (844,925)	₩ (415,908,000,000)	₩ (610,346,000,000)